Capital commitments	12 Months Ended
Dec. 31, 2024
Capital commitments
Capital commitments

B5. Capital commitments

Capital expenditure contracted for at the balance sheet date but not yet incurred is as follows:

	2024	2023
	£m	£m
Property, plant and equipment	31	22
Intangible assets	2	3
Total	33	25